Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Increase in contract with customer, asset			$ 425.0		$ 254.1
Contract assets, transfer to accounts receivable			(271.8)		$ (250.7)
Performance obligation satisfied in previous period	$ 529.3	$ 434.0	1,349.9	$ 1,329.0
Remaining performance obligations, amount	2,433.0		2,433.0
Non-Cancellable And Non-Refundable Committed Funds
Disaggregation of Revenue [Line Items]
Remaining performance obligations, amount	$ 1.2		$ 1.2
Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	25.00%	26.00%	22.00%	25.00%
Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			27.00%		40.00%
Two Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			34.00%	36.00%
Second Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			12.00%	11.00%
Second Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			13.00%